Disposals of subsidiaries - Shanghai Nishizhen Aesthetic Medical Clinic Co (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Net assets disposed of:
Property, plant and equipment.		¥ 235,028	¥ 519,323	¥ 210,286
Other receivables, deposits and prepayments		89,480	71,278
Cash and cash equivalents		101,886	154,490	105,345
Deferred income tax liabilities		(1,971)	(12,829)	¥ (2,648)
Trade payables		(14,356)	(17,017)
Accruals, other payables and provisions		(57,992)	(58,439)
Noncontrolling interests		(29,054)	¥ (43,117)
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received		3,200
Cash and cash equivalents disposed of		(2,273)
Net cash inflow in respect of disposal of subsidiary		¥ 927
Nishizhen
Net assets disposed of:
Property, plant and equipment.	¥ 3,658
Intangible assets	146
Goodwill	1,227
Other receivables, deposits and prepayments	563
Current income tax recoverable	281
Cash and cash equivalents	244
Deferred income tax liabilities	(35)
Trade payables	(28)
Accruals, other payables and provisions	(96)
Noncontrolling interests	(625)
Net assets of subsidiary	5,335
Gain on disposal of subsidiary	515
Cash consideration	5,850
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received	5,850
Cash and cash equivalents disposed of	(244)
Net cash inflow in respect of disposal of subsidiary	¥ 5,606